Regulatory Restrictions, Summary of Company's and Banks Actual and Minimum Capital Required Amounts and Ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 37,412	$ 34,880
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	35,225	32,872
Tier I Capital (to Average Assets) Consolidated, Actual Amount	35,225	32,872
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio (in hundredths)	21.55%	21.90%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio (in hundredths)	20.29%	20.64%
Tier I Capital (to Average Assets) Consolidated, Actual Ratio (in hundredths)	13.93%	13.58%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	13,888	12,740
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	6,944	6,370
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	10,117	9,685
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Surrey Bank & Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	36,623	34,154
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	34,438	32,148
Tier I Capital (to Average Assets) Consolidated, Actual Amount	34,438	32,148
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio (in hundredths)	21.11%	21.46%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio (in hundredths)	19.85%	20.20%
Tier I Capital (to Average Assets) Consolidated, Actual Ratio (in hundredths)	13.65%	13.31%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	13,878	12,730
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	6,939	6,365
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	10,094	9,663
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,348	15,913
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	10,409	9,548
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 12,618	$ 12,079
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%